Note 14 - Goodwill (Details) - Changes in Goodwill (USD $)	12 Months Ended											12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Precious Metal Trading [Member] CFO Tahoe [Member]	Dec. 31, 2013 Precious Metal Trading [Member]	Dec. 31, 2012 Investment Advisory Services [Member] Exchange Difference [Member]	Dec. 31, 2013 Investment Advisory Services [Member] Champion Connection [Member]	Dec. 31, 2013 Investment Advisory Services [Member] CFO Netinfo [Member]	Dec. 31, 2013 Investment Advisory Services [Member]	Dec. 31, 2012 Investment Advisory Services [Member]	Dec. 31, 2013 Institutional Subscription Service [Member] Champion Connection [Member]	Dec. 31, 2013 Institutional Subscription Service [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2012 Southern China [Member]	Dec. 31, 2012 Eastern China [Member]	Dec. 31, 2012 Northern China [Member]	Dec. 31, 2012 Exchange Difference [Member]	Dec. 31, 2013 CFO Tahoe [Member]	Sep. 30, 2013 CFO Tahoe [Member]	Dec. 31, 2013 Champion Connection [Member]	Jul. 31, 2013 Champion Connection [Member]	Dec. 31, 2013 CFO Netinfo [Member]	Jul. 31, 2013 CFO Netinfo [Member]
Goodwill [Line Items]
Goodwill	$ 3,049,281	$ 12,949,587						$ 3,049,281			$ 1,676,490	$ 1,269,520	$ 2,400,576	$ 8,892,249	$ 387,242			$ 7,056,338		$ 6,544,150		$ 168,887
Accumulated impairment loss		(13,463,224)										(1,267,826)	(2,507,499)	(9,284,338)	(403,561)
Exchange difference	155,781	513,637		59,141	16,213			96,640				(1,694)	106,923	392,089	16,319	16,213
Balance	16,974,437	3,049,281		7,115,479				8,182,468	3,049,281		1,676,490							7,056,338		6,544,150		168,887
Acquisition		$ 3,033,068	$ 7,056,338			$ 4,867,660	$ 168,887		$ 3,033,068	$ 1,676,490							$ 7,056,338		$ 6,544,150		$ 168,887